UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2007

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited)	April 30, 2007

Shares	Security	Value

COMMON STOCKS — 69.6%

CONSUMER DISCRETIONARY — 6.6%

Hotels, Restaurants & Leisure — 2.8%
50,150	Starwood Hotels & Resorts Worldwide Inc.	$3,361,053
64,950	Yum! Brands Inc.	4,017,807

	Total Hotels, Restaurants & Leisure	7,378,860

Multiline Retail — 2.4%
85,350	Federated Department Stores Inc.	3,748,572
44,000	Target Corp.	2,612,280

	Total Multiline Retail	6,360,852

Textiles, Apparel & Luxury Goods — 1.4%
43,650	V.F. Corp.	3,832,907

	TOTAL CONSUMER DISCRETIONARY	17,572,619

CONSUMER STAPLES — 7.0%
Beverages — 1.8%
74,300	PepsiCo Inc.	4,910,487

Food & Staples Retailing — 3.1%
130,900	CVS Corp.	4,743,816
108,900	Sysco Corp.	3,565,386

	Total Food & Staples Retailing	8,309,202

Household Products — 2.1%
85,800	Procter & Gamble Co.	5,517,798

	TOTAL CONSUMER STAPLES	18,737,487

ENERGY — 5.6%
Energy Equipment & Services — 1.7%
85,400	Grant Prideco Inc. *	4,401,516

Oil, Gas & Consumable Fuels — 3.9%
64,850	Apache Corp.	4,701,625
85,131	BP PLC, ADR	5,731,019

	Total Oil, Gas & Consumable Fuels	10,432,644

	TOTAL ENERGY	14,834,160

FINANCIALS — 15.3%
Capital Markets — 4.8%
97,400	E*TRADE Financial Corp. *	2,150,592
37,800	Lehman Brothers Holdings Inc.	2,845,584
42,800	Merrill Lynch & Co. Inc.	3,861,844
77,200	T. Rowe Price Group Inc.	3,835,296

	Total Capital Markets	12,693,316

Commercial Banks — 1.8%
135,100	Wells Fargo & Co.	4,848,739

Consumer Finance — 2.4%
67,200	American Express Co.	4,077,024
31,300	Capital One Financial Corp.	2,324,338

	Total Consumer Finance	6,401,362

Diversified Financial Services — 3.9%
47,600	International Securities Exchange, Inc.	3,174,444
72,932	JPMorgan Chase & Co.	3,799,757
40,800	NYSE Euronext *	3,440,664

	Total Diversified Financial Services	10,414,865

Insurance — 2.4%
59,825	American International Group Inc.	4,182,366

See Notes to Schedule of Investments.

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Shares	Security	Value

Insurance — 2.4% (continued)
20,000	Hartford Financial Services Group Inc.	$2,024,000

	Total Insurance	6,206,366

	TOTAL FINANCIALS	40,564,648

HEALTH CARE — 10.0%
Biotechnology — 3.1%
70,200	Amgen Inc. *	4,502,628
46,000	Gilead Sciences Inc. *	3,759,120

	Total Biotechnology	8,261,748

Health Care Equipment & Supplies — 1.6%
64,250	Stryker Corp.	4,172,395

Health Care Providers & Services — 3.9%
40,000	Express Scripts Inc. *	3,822,000
66,850	Pediatrix Medical Group Inc. *	3,813,792
34,200	WellPoint Inc. *	2,700,774

	Total Health Care Providers & Services	10,336,566

Pharmaceuticals — 1.4%
59,000	Johnson & Johnson	3,788,980

	TOTAL HEALTH CARE	26,559,689

INDUSTRIALS — 7.8%
Air Freight & Logistics — 0.7%
28,400	United Parcel Service Inc., Class B Shares	2,000,212

Commercial Services & Supplies — 1.1%
100,500	Republic Services Inc.	2,806,965

Electrical Equipment — 1.4%
81,300	Emerson Electric Co.	3,820,287

Industrial Conglomerates — 2.2%
177,500	Tyco International Ltd.	5,791,825

Machinery — 2.4%
34,000	Deere & Co.	3,719,600
32,300	PACCAR Inc.	2,712,554

	Total Machinery	6,432,154

	TOTAL INDUSTRIALS	20,851,443

INFORMATION TECHNOLOGY — 10.7%
Communications Equipment — 3.3%
212,600	Cisco Systems Inc. *	5,684,924
138,400	Juniper Networks Inc. *	3,094,624

	Total Communications Equipment	8,779,548

IT Services — 1.3%
89,700	Accenture Ltd., Class A Shares	3,507,270

Semiconductors & Semiconductor Equipment — 3.9%
99,800	Broadcom Corp., Class A Shares *	3,248,490
41,400	Lam Research Corp. *	2,226,492
79,700	Linear Technology Corp.	2,982,374
111,500	Marvell Technology Group Ltd. *	1,798,495

	Total Semiconductors & Semiconductor Equipment	10,255,851

Software — 2.2%
81,650	Amdocs Ltd. *	3,000,637
95,600	Microsoft Corp.	2,862,264

	Total Software	5,862,901

	TOTAL INFORMATION TECHNOLOGY	28,405,570

See Notes to Schedule of Investments.

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Shares		Security	Value

MATERIALS — 4.2%
Chemicals — 2.5%
33,100		Air Products & Chemicals Inc.	$2,532,150
12,550		Potash Corp. of Saskatchewan	2,252,976
45,570		Sigma-Aldrich Corp.	1,917,586

		Total Chemicals	6,702,712

Construction Materials — 0.9%
17,050		Martin Marietta Materials Inc.	2,486,231

Metals & Mining — 0.8%
55,900		Alcoa Inc.	1,983,891

		TOTAL MATERIALS	11,172,834

TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 0.7%
50,800		AT&T Inc.	1,966,976

Wireless Telecommunication Services — 1.7%
65,925		American Tower Corp., Class A Shares *	2,505,150
96,900		Sprint Nextel Corp.	1,940,907

		Total Wireless Telecommunication Services	4,446,057

		TOTAL TELECOMMUNICATION SERVICES	6,413,033

		TOTAL COMMON STOCKS
		(Cost — $137,290,627)	185,111,483

ASSET-BACKED SECURITIES — 1.2%
Automobiles — 0.3%
$633,286	AAA	Harley-Davidson Motorcycle Trust, Series 2003-4, Class A2, 2.690% due 4/15/11	620,134

Credit Card — 0.9%
2,500,000	AAA	MBNA Credit Card Master Note Trust, Series 2005-A1, Class A1, 4.200% due 9/15/10	2,478,714

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $3,093,964)	3,098,848

COLLATERALIZED MORTGAGE OBLIGATION — 1.1%
3,045,371		Federal Home Loan Mortgage Corp. (FHLMC), Series R005, Class AB, 5.500% due 12/15/18
		(Cost - $3,025,822)	3,057,366

CORPORATE BONDS & NOTES — 5.9%
Capital Markets — 0.7%
1,000,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	981,676
1,000,000	A+	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	1,016,166

		Total Capital Markets	1,997,842

Computers & Peripherals — 0.4%
1,000,000	A+	International Business Machines Corp., Medium-Term Notes, 4.375% due 6/1/09	989,034

Consumer Finance — 0.6%
1,000,000	A+	American Express Credit Corp., Senior Notes, 5.000% due 12/2/10	1,001,042
750,000	A	SLM Corp., Medium-Term Notes, Series A, 5.000% due 10/1/13	679,580

		Total Consumer Finance	1,680,622

Diversified Financial Services — 1.3%
1,000,000	AA	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	1,021,510

See Notes to Schedule of Investments.

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Diversified Financial Services — 1.3% (continued)
$1,000,000	A	Countrywide Home Loans Inc., Unsubordinated Medium-Term Notes, Series L, 4.000% due 3/22/11	$950,524
750,000	AA-	HSBC Finance Corp., Notes, 6.375% due 10/15/11	782,861
540,000	A	National Rural Utilities Cooperative Finance Corp., Medium- Term Notes, Series C, 8.000% due 3/1/32	697,022

		Total Diversified Financial Services	3,451,917

Diversified Telecommunication Services — 0.4%
1,000,000	A	Verizon Communications Inc., Senior Notes, 5.350% due 2/15/11	1,007,703

Insurance — 0.3%
675,000	A	Genworth Financial Inc., Notes, 6.500% due 6/15/34	724,968

Media — 1.3%
1,500,000	NR	CBS Corp., Senior Notes, 5.625% due 5/1/07	1,500,000
1,000,000	BBB+	Comcast Corp., Notes, 5.300% due 1/15/14	992,971
1,000,000	A-	Walt Disney Co., Medium-Term Notes, Global Notes, 5.700% due 7/15/11	1,025,570

		Total Media	3,518,541

Oil, Gas & Consumable Fuels — 0.4%
1,000,000	A-	Conoco Funding Co., Notes, 6.350% due 10/15/11	1,052,216

Road & Rail — 0.3%
650,000	BBB+	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	731,334

Specialty Retail — 0.2%
700,000	A+	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	701,749

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $15,881,571)	15,855,926

MORTGAGE-BACKED SECURITIES — 7.2%
FHLMC — 4.0%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,681,615		4.500% due 6/1/21	1,629,433
451,607		6.000% due 2/1/22	459,246
1,592,550		6.500% due 1/1/37	1,627,125
1,258,307		5.500% due 2/1/37	1,244,716
		Gold:
3,111,670		5.000% due 3/1/19-11/1/20	3,073,566
2,631,042		6.000% due 2/1/36	2,653,992

		Total FHLMC	10,688,078

FNMA — 1.8%
		Federal National Mortgage Association (FNMA):
279		6.500% due 3/1/29	288
659,839		4.500% due 2/1/35	620,956
4,110,335		5.500% due 11/1/36	4,067,243

		Total FNMA	4,688,487

GNMA — 1.4%
1,866,879		Government National Mortgage Association (GNMA), 5.000% due 12/15/35	1,817,596
1,883,540		Government National Mortgage Association (GNMA) II, 7.000% due 11/20/36	1,952,534

		Total GNMA	3,770,130

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $19,135,933)	19,146,695

See Notes to Schedule of Investments.

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

SOVEREIGN BOND — 0.4%
Mexico — 0.4%
$1,000,000	BBB	United Mexican States, Medium-Term Notes, 5.625% due 1/15/17
		(Cost - $1,013,160)	$1,015,750

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.0%
U.S. Government Agency Obligations — 3.9%
1,115,000		Federal Home Loan Bank (FHLB), Bonds, 5.375% due 5/18/16	1,149,434
2,950,000		Federal Home Loan Mortgage Corp. (FHLMC), Notes, 7.000% due 3/15/10	3,123,599
		Federal National Mortgage Association (FNMA):
1,671,000		Bonds, 6.625% due 11/15/30	1,984,560
		Notes:
1,328,000		4.625% due 10/15/13	1,311,328
2,638,000		5.000% due 4/15/15	2,656,292

		Total U.S. Government Agency Obligations	10,225,213

U.S. Government Obligation — 7.1%
3,212,000		U.S. Treasury Bonds, 6.000% due 2/15/26	3,647,881
		U.S. Treasury Notes:
2,997,000		6.125% due 8/15/07	3,007,304
2,506,000		6.000% due 8/15/09	2,583,433
4,022,000		4.000% due 3/15/10	3,966,858
3,446,000		4.875% due 2/15/12	3,503,211
2,281,000		4.250% due 11/15/14	2,233,243

		Total U.S. Government Obligations	18,941,930

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost — $29,120,165)	29,167,143

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
		(Cost — $208,561,242)	256,453,211

SHORT-TERM INVESTMENT — 2.7%
Repurchase Agreement — 2.7%
7,091,928		Banc of America Securities LLC repurchase agreement dated 4/30/07, 5.200% due 5/1/07; Proceeds at
		maturity — $7,092,952; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/26/07;
		Market value — $7,233,105) (Cost — $7,091,928)	7,091,928

		TOTAL INVESTMENTS — 99.1% (Cost — $215,653,170#)	263,545,139
		Other Assets in Excess of Liabilities — 0.9%	2,323,651

		TOTAL NET ASSETS — 100.0%	$265,868,790

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.
See page 6 for definitions of ratings.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Social Awareness Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. Prior to April 13, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Equity Funds, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,533,879
Gross unrealized depreciation	(1,641,910)

Net unrealized appreciation	$47,891,969

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 26, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

Date: June 26, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust – Legg Mason Partners Social Awareness Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	June 26, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust – Legg Mason Partners Social Awareness Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	June 26, 2007	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer